Income Tax (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets
Allowance for loan losses	$ 840,354	$ 955,032
Deferred loan fees	41,582	40,570
Accrued interest on nonperforming loans	543,238	505,681
Deferred compensation	65,793	71,966
Depreciation	(336,439)	(267,652)
Amortization	44,593	58,674
Goodwill	(223,600)	(186,333)
AMT	505,207	552,961
Deferred state income tax	(53,653)	(65,267)
Other, net		8,738
Total deferred tax asset - federal	1,427,075	1,674,370
Total deferred tax asset - state	157,805	191,962
Deferred Tax Assets, Total	1,584,880	1,866,332
Deferred tax liabilities arising from market adjustments of securities available for sale:
Federal	(1,612,147)	(1,664,876)
State	(275,967)	(284,992)
Net deferred tax liability	$ (303,234)	$ (83,536)